INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate, continuing operations	4.00%	0.00%	2.50%	0.00%
Future state taxable income							$ 68,000,000	$ 38,000,000
M2i Global Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal net operating loss carryforwards					$ 6,050,000
Effective tax rate for federal income taxes, percentage					21.00%	21.00%
Deferred tax assets, valuation allowance					$ 816,300	$ 417,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal net operating loss carryforwards							73,000,000	47,000,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal net operating loss carryforwards							$ 68,000,000	$ 38,000,000